SCHEDULE OF STATEMENT OF SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Saylor View Estates L L C [Member]
Dates of Formation		Mar. 30, 2014	Mar. 30, 2014
Attributable Interest		51.00%	51.00%		51.00%
Harbor Materials L L C [Member]
Dates of Formation		Jul. 05, 2018	Jul. 05, 2018	[1]
Attributable Interest	[1]		100.00%	[2]	100.00%
Belfair Apartments L L C [Member]
Dates of Formation		Dec. 03, 2019	Dec. 03, 2019
Attributable Interest		100.00%	100.00%		100.00%
Pacific Ridge CMS, LLC, [Member]
Dates of Formation		May 24, 2021
Attributable Interest		100.00%
Tanglewilde, LLC [Member]
Dates of Formation		Jun. 25, 2021
Attributable Interest		100.00%
Harbor Excavation L L C [Member]
Dates of Formation	[3]		Jul. 03, 2017

[1]	Harbor Material, LLC was voluntarily dissolved with the State of Washington as of January 29, 2020.
[2]	Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.
[3]	Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.